Investment Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investment Commitments [Abstract]
Number of Small Business Investment Companies in which the Bank is a limited partner	3
Other Commitment	$ 3,000
Cost-method Investments, Other than Temporary Impairment	36	$ 175	$ 81
Cost-method Investments, Aggregate Carrying Amount	1,800	$ 1,300
Other Commitment, Remaining Minimum Amount Committed	$ 1,000